Related Party Transactions and Balances (Details) ₫ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 VND (₫)	Dec. 31, 2024 USD ($)
Related Party Transactions and Balances [Line Items]
repaid operating expenses by related parties			$ 148,000
Borrowings from a related party		22,725,000	5,000,000
Repayment of borrowings to a related party			27,992,018
VSun Interest Rate of Borrowings [Member]
Related Party Transactions and Balances [Line Items]
Interest rate reduced percentage					2.00%
Accrued interest expense		781,046	1,005,286
VSun China [Member]
Related Party Transactions and Balances [Line Items]
repaid operating expenses by related parties	[1]		991,395
Prepayments of raw materials	[2]	6,289,920	27,582,554
VSun Wafer [Member]
Related Party Transactions and Balances [Line Items]
Prepayments of raw materials	[2]	183,685
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
repaid operating expenses by related parties	[1]	21,390
Borrowings from a related party	[2]	12,000,000
Accrued interest expense	[3]	288,586
WWB [Member]
Related Party Transactions and Balances [Line Items]
Borrowings from a related party		$ 10,700,000
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Repayment of borrowings to a related party			28,000,000	₫ 0.7
Interest expense			$ 600,000	₫ 15,800.0
Accrued interest expenses borrowings					$ 1,505,865

[1]	For the six months ended June 30, 2025 and 2024, the operating expenses paid by related parties on behalf of the Company represented the working capital paid by these related parties. The balances were interest free and payable on demand.For the six months ended June 30, 2025 and 2024, the Company repaid operating expenses of $nil and $148,000 to related parties.
[2]	For the six months ended June 30, 2025, the Company made prepayments of $6,289,920 and $183,685 to VSun China and VSun Wafer for raw materials, respectively, all which were expected to be delivered to the Company in the second half of 2025.For the six months ended June 30, 2024, the Company made prepayments of $27,582,554 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2024.
[3]	For the six months ended June 30, 2025, the Company borrowed loans of $12.0 million and $10.7 million, from VSun USA and WWB, respectively. For the same period, the Company did not repay borrowings to related parties. For the six months ended June 30, 2024, the Company did not borrow loans, while repaid loans of approximately $28.0 million (VND 0.7 trillion) to VSun JV and interest of approximately $0.6 million (VND 15.8 billion).In December 2024, VSun reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the second half of 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.For the six months ended June 30, 2025 and 2024, the Company accrued interest expenses of $781,046 and $1,005,286 on the borrowings. Interest expenses are payable on demand.